SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jan. 01, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss from continuing operations	¥ 379,420	$ (54,256)	¥ 652,075		¥ 531,021
Net cash (used in) generated from operating activities	(201,824)	$ (28,861)	(397,749)		(276,471)
Cash and cash equivalents	297,787		216,224			$ 42,583
Working capital	1,012,497					144,785
Accumulated deficit	¥ (4,465,643)		(4,372,832)			$ (638,578)
Noon buying rate	6.9931					6.9931
Conversion from noon buying rate to per share value | $ / shares		$ 1
Description of liquid investments maturity term	90 days	90 days
Goodwill impairment charges	¥ 0	$ 0	0	$ 0	0
Interest costs incurred	203,456	29,094	249,534		223,936
Interest and other costs relating to construction capitalized	51,130	$ 7,311	56,334		58,267
Impairment on long-lived assets	¥ 0		¥ 0		¥ 0
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	5 years					5 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	20 years					20 years
Offices and facility under leases | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract	1 year					1 year
Lessee, operating lease, term of contract	1 year					1 year
Offices and facility under leases | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract	20 years					20 years
Land use rights under leases
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract	50 years					50 years
Lessee, operating lease, term of contract	50 years					50 years
Equipment leased to others | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	5 years					5 years
Equipment leased to others | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	20 years					20 years
Cumulative effect, period of adoption, adjusted balance
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit							¥ 5,632